Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (33,245)	$ (16,969)	$ (20,174)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, Depletion and Amortization, Total	1,238	1,059	1,049
Foreign currency remeasurement loss (gain)	1,308	(378)	362
Provision for doubtful accounts	(740)	690	296
Stock-based compensation	59,508	33,767	13,893
Loss (gain) on disposal of property and equipment	(15)	80	7
Deferred income taxes	(175)	(433)	(1,610)
Change in value of earn-out and warrant liabilities	(21,233)	0	0
Changes in operating assets and liabilities:
Accounts receivable and long-term unbilled receivables	(9,012)	(8,946)	(13,150)
Prepaid expenses and other current assets	(5,914)	1,204	156
Deferred contract costs and other assets	(8,121)	(3,236)	(5,023)
Accounts payable, accrued expenses and other liabilities	10,626	971	7,778
Deferred revenue	10,805	11,311	14,365
Net cash provided by (used in) operating activities	5,030	19,120	(2,051)
Investing activities
Maturity (purchase) of short-term investments	(916)	2,391	(398)
Purchase of property and equipment	(2,461)	(1,023)	(1,083)
Net cash provided by (used in) investing activities	(3,377)	1,368	(1,481)
Financing activities
Proceeds from recapitalization of Apex shares	491,563	0	0
Redemption of redeemable convertible preferred stock	(130,925)	(33,712)	(179,000)
Redemption of Legacy AvePoint common stock	(106,169)	0	0
Purchase of treasury stock	(1,628)	0	0
Payment of net cash settlement for management options	(7,530)	0	0
Proceeds from stock option exercises	5,566	612	88
Proceeds from sale of common shares of subsidiary	753	7,505	0
Repayments of capital leases	(25)	(49)	(82)
Payments of debt issuance costs	0	(300)	0
Proceeds from issuance of Common stock, net of issuance costs	0	58,770	33,670
Collection of promissory note	0	284	0
Collection of non-recourse promissory note	0	4,639	0
Proceeds from issuance of Series C convertible preferred stock	0	0	150,000
Payments of transaction fees by Legacy AvePoint	(2,998)	(2,089)	0
Payments of transaction fees	(49,990)	(101)	(4,770)
Net cash provided by (used in) financing activities	198,617	35,559	(94)
Effect of exchange rates on cash	(1,165)	903	(590)
Net increase (decrease) in cash and cash equivalents	199,105	56,950	(4,216)
Cash and cash equivalents at beginning of period	69,112	12,162	16,378
Cash and cash equivalents at end of period	268,217	69,112	12,162
Supplemental disclosures of cash flow information
Interest	13	0	0
Income taxes	4,037	1,068	247
Non-cash investing and financing activities
Issuance of common shares in exchange for issuance cost	0	2,408	0
Property and equipment acquired under capital leases	$ 0	$ 29	$ 57